Basis of preparation, material accounting policies and estimates - Narrative (Details) - USD ($)		3 Months Ended		9 Months Ended
	Apr. 23, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Jun. 29, 2026	Dec. 31, 2025	Nov. 12, 2025	Aug. 29, 2025	Aug. 08, 2025	Dec. 31, 2024
Disclosure of changes in accounting estimates [line items]
Loss for the period		$ 6,734,024	$ 13,181,959	$ 13,659,962	$ 10,936,095
Retained earnings		481,586,571		481,586,571			$ 468,098,277
Cash and cash equivalents		22,168,720	$ 23,654,699	22,168,720	$ 23,654,699		20,144,250				$ 29,283,942
Shares issued (in Shares)	5,700,000
Proceeds of equity issuance				23,330,071
Net current liabilities		32,140,000		32,140,000
Exercise prices (in dollars per share)								$ 4.00		$ 5.42
Gross revenues				1,235,000,000
Non-convertible debt				$ 1,000,000,000
Periodic reports				12 months
Major ordinary share transactions
Disclosure of changes in accounting estimates [line items]
Proceeds of equity issuance	$ 23,300,000
UNITED STATES
Disclosure of changes in accounting estimates [line items]
Percentage assets located				50.00%
Kabanga Nickel Limited | Senior Secured Bridge Loan Facility Warrants
Disclosure of changes in accounting estimates [line items]
Borrowing capacity		18,300,000		$ 18,300,000					$ 60,000,000	$ 60,000,000
Kabanga Nickel Company Ltd
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents		$ 5,930,000		$ 5,930,000			$ 6,570,000
Warrant units | Senior Secured Bridge Loan Facility Warrants
Disclosure of changes in accounting estimates [line items]
Exercise prices (in dollars per share)						$ 6.25
Warrants issued in connection with the 2025 Offering
Disclosure of changes in accounting estimates [line items]
Exercise prices (in dollars per share)		$ 4.00		$ 4.00
Private Placement Warrants
Disclosure of changes in accounting estimates [line items]
Exercise prices (in dollars per share)		$ 11.50		$ 11.50
Share Premium
Disclosure of changes in accounting estimates [line items]
Proceeds of equity issuance				$ 23,329,501